Consolidated Statements of Financial Position (Parenthetical) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Mortgage loans	$ 19,722.4	$ 18,908.3
Real estate	2,237.4	2,060.6
Cash and Cash Equivalents, at Carrying Value	3,329.3	1,228.6
Other liabilities	$ 10,267.4	$ 8,658.2
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00
Common stock, authorized (in shares)	5.0	5.0
Common stock, issued (in shares)	2.5	2.5
Common stock, outstanding (in shares)	2.5	2.5
Aggregate consolidated variable interest entities
Mortgage loans	$ 1,179.7	$ 1,260.1
Real estate	649.0	672.0
Cash and Cash Equivalents, at Carrying Value	14.2	30.1
Other liabilities	$ 83.8	$ 56.1